Revenue (Details) - KRW (₩) ₩ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Revenue
Revenue from contracts with customers	₩ 78,064,500	₩ 43,010,330	₩ 67,481,156
Investment revenue	16,420
Total revenues	₩ 78,080,920	₩ 43,010,330	₩ 67,481,156